Derivative Instruments	12 Months Ended
Nov. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
NOTE 6—DERIVATIVE INSTRUMENTS:
In the ordinary course of business, the Company is exposed to foreign currency risk, interest rate risk, equity risk, commodity price changes and credit risk. The Company enters into transactions, and owns monetary assets and liabilities, that are denominated in currencies other than the legal entity’s functional currency. The Company may enter into forward contracts, option contracts, swaps, or other derivative instruments to offset a portion of the risk on expected future cash flows, earnings, net investments in certain international subsidiaries and certain existing assets and liabilities. However, the Company may choose not to hedge certain exposures for a variety of reasons including, but not limited to, accounting considerations and the prohibitive economic cost of hedging particular exposures. There can be no assurance the hedges will offset more than a portion of the financial impact resulting from movements in foreign currency exchange or interest rates. Generally, the Company does not use derivative instruments to cover equity risk and credit risk. The Company’s hedging program is not used for trading or speculative purposes.
All derivatives are recognized on the balance sheet at their fair value. Changes in the fair value of derivatives are recorded in the Consolidated Statements of Operations, or as a component of AOCI in the Consolidated Balance Sheets, as discussed below.
Cash Flow Hedges
The Company uses interest rate swap derivative contracts to economically convert a portion of its variable-rate debt to fixed-rate debt. The swaps have maturities at various dates through October 2023. Gains and losses on cash flow hedges are recorded in AOCI until the hedged item is recognized in earnings. Deferred gains and losses associated with cash flow hedges of interest payments are recognized in “Interest expense and Finance charges, net” in the same period as the related expense is recognized. Derivative instruments designated as cash flow hedges must be de-designated
as hedges when it is probable the forecasted hedged transaction will not occur in the initially identified time period or within a subsequent two-month
time period. Deferred gains and losses in AOCI associated with such derivative instruments are reclassified into earnings in the period of de-designation.
Any subsequent changes in fair value of such derivative instruments are recorded in earnings unless they are re-designated
as hedges of other transactions.
Non-Designated
Derivatives
The Company uses short-term forward contracts to offset the foreign exchange risk of assets and liabilities denominated in currencies other than the functional currency of the respective entities. These contracts, which are not designated as hedging instruments, mature or settle within twelve months. Derivatives that are not designated as hedging instruments are adjusted to fair value through earnings in the financial statement line item to which the derivative relates.
Fair Values of Derivative Instruments in the Consolidated Balance Sheets
The fair values of the Company’s derivative instruments are disclosed in
Note 7
- Fair Value Measurements and summarized in the table below:

	Value as of
Balance Sheet Line Item	November 30, 2020	November 30, 2019
Derivative instruments not designated as hedging instruments:
Foreign exchange forward contracts (notional value)	$274,181	$285,343
Other current assets	209	3,090
Other accrued liabilities	3,232	532
Interest rate swap (notional value)	$100,000	$100,000
Other assets, net	—	515
Other accrued liabilities	128	—
Derivative instruments designated as cash flow hedges:
Interest rate swaps (notional value)	$1,500,000	$1,900,000
Other accrued liabilities	115,598	83,428
Volume of activity
The notional amounts represent the gross amounts of foreign currency, including, principally, the Japanese Yen, the Canadian Dollar, the Brazilian Real, the Chinese Yuan, the Euro, the Colombian Peso, the British pound, and the Chilean peso that will be bought or sold at maturity. The notional amounts for outstanding derivative instruments provide one measure of the transaction volume outstanding and do not represent the amount of the Company’s exposure to credit or market loss. The Company’s exposure to credit loss and market risk will vary over time as currency and interest rates change.
The Effect of Derivative Instruments on AOCI and the Consolidated Statements of Operations
The following table shows the gains and losses, before taxes, of the Company’s derivative instruments designated as cash flow hedges and not designated as hedging instruments in Other Comprehensive Income (“OCI”), and the Consolidated Statements of Operations:

	Location of Gains (losses)	For the fiscal years ended November 30,
	in Income	2020	2019	2018
Interest expense and finance charges, net		$(79,023)	$(74,225)	$(46,436)
Other income (expense), net		(6,172)	28,083	(13,369)
Derivative instruments designated as cash flow hedges:
Gains (losses) recognized in OCI on Interest rate swaps		$(66,372)	$(88,569)	$(1,256)

Gains (losses) on interest rate swaps reclassified from AOCI into income	Interest expense and finance charges, net	$(34,443)	$(8,455)	$2,792

Derivative instruments not designated as hedging instruments:
Gains (losses) recognized from foreign exchange forward contracts, net (1)	Other income (expense), net	$1,844	$(588)	$(2,919)
Gains (losses) recognized from interest rate swaps, net	Interest expense and finance charges, net	(643)	(3,004)	(318)

Total		$1,201	$(3,592)	$(3,237)

(1)	The gains and losses largely offset the currency gains and losses that resulted from changes in the assets and liabilities denominated in nonfunctional currencies.
There were no material gain or loss amounts excluded from the assessment of effectiveness. Existing net losses in AOCI that are expected to be reclassified into earnings in the normal course of business within the next twelve months are $
40,196
.
Offsetting of Derivatives
In the Consolidated Balance Sheets, the Company does not offset derivative assets against liabilities in master netting arrangements. If derivative exposures covered by a qualifying master netting agreement had been netted in the Consolidated Balance Sheets, the total derivative asset and liability positions would have been reduced by $139 each as of November 30, 2020 and $2,272 each as of November 30, 2019.
Credit exposure for derivative financial instruments is limited to the amounts, if any, by which the counterparties’ obligations under the contracts exceed the Company’s obligations to the counterparties. The Company manages the potential risk of credit losses through careful evaluation of counterparty credit standing and selection of counterparties from a limited group of financial institutions.